Current maturities of long term loans	12 Months Ended
Dec. 31, 2020
Disclosure of current maturities of long term loans [Abstract]
Current maturities of long term loans
Note 10 - Current maturities of long term loans

  Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2019 and 2020	2020	2019
		%	€ in thousands
Current maturities of long term bank loans (refer to Note 11)	EURIBOR	2-3.55	8,470	2,469
	Consumer price index in Israel	4.65	1,762	1,669
			10,232	4,138

	Linkage	Interest rate	December 31	December 31
	terms	2019 and 2020	2020	2019
		%	€ in thousands
Current maturities of other long term loans	EURIBOR	5.27	4,021	-
			4,021	-